UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Alex J. Marks

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1 – Schedule of Investments.

statement of investments

Conservative ETF Asset Allocation Portfolio

March 31, 2010 (Unaudited)

		Shares	Value
Exchange Traded Funds - 90.99%
iShares - 38.03%
Barclays Intermediate Credit Bond Fund		10,124	$1,053,099
Barclays TIPS Bond Fund		27,118	2,817,831
MSCI EAFE Index Fund		15,658	876,848
S&P 500 Index Fund		16,404	1,924,845

Total iShares			6,672,623

Other - 52.96%
Vanguard Short-Term Bond ETF		54,825	4,386,548
Vanguard Small-Cap ETF		5,511	347,138
Vanguard Total Bond Market ETF		57,549	4,557,881

Total Other			9,291,567

Total Exchange Traded Funds (Cost $15,194,244)			15,964,190

Exchange Traded Notes - 1.99%
Diversified - 1.99%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)		8,750	348,250

Total Exchange Traded Notes (Cost $349,866)			348,250

	7 Day Yield	Shares	Value
Short-Term Investment - 7.10%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.120%	1,246,450	1,246,450

Total Short-Term Investment (Cost $1,246,450)			1,246,450

Total Investments - 100.08% (Cost $16,790,560)			17,558,890
Liabilities in Excess of Other Assets - (0.08)%			(13,481)

Net Assets - 100.00%			$17,545,409

(1)	Non-income producing security.

statement of investments

Income and Growth ETF Asset Allocation Portfolio

March 31, 2010 (Unaudited)

		Shares	Value
Exchange Traded Funds - 91.57%
iShares - 46.79%
Barclays Intermediate Credit Bond Fund		13,225	$1,375,664
Barclays TIPS Bond Fund		31,960	3,320,964
MSCI EAFE Index Fund		39,319	2,201,864
S&P 500 Index Fund		51,499	6,042,893

Total iShares			12,941,385

Other - 44.78%
Vanguard Emerging Markets ETF		13,071	551,334
Vanguard Short-Term Bond ETF		51,620	4,130,116
Vanguard Small-Cap ETF		17,317	1,090,798
Vanguard Total Bond Market ETF		83,478	6,611,458

Total Other			12,383,706

Total Exchange Traded Funds (Cost $23,266,114)			25,325,091

Exchange Traded Notes - 2.96%
Diversified - 2.96%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)		20,604	820,040

Total Exchange Traded Notes (Cost $823,851)			820,040

	7 Day Yield	Shares	Value
Short-Term Investment - 5.54%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.120%	1,531,799	1,531,799

Total Short-Term Investment (Cost $1,531,799)			1,531,799

Total Investments - 100.07% (Cost $25,621,764)			27,676,930
Liabilities in Excess of Other Assets - (0.07)%			(20,208)

Net Assets - 100.00%			$27,656,722

(1)	Non-income producing security.

statement of investments

Balanced ETF Asset Allocation Portfolio

March 31, 2010 (Unaudited)

		Shares	Value
Exchange Traded Funds - 95.01%
iShares - 53.54%
Barclays Intermediate Credit Bond Fund		24,568	$2,555,564
Barclays TIPS Bond Fund		49,264	5,119,022
MSCI EAFE Index Fund		137,045	7,674,520
S&P 500 Index Fund		160,119	18,788,363

Total iShares			34,137,469

Other - 41.47%
Vanguard Emerging Markets ETF		60,820	2,565,387
Vanguard REIT ETF		38,913	1,899,733
Vanguard Short-Term Bond ETF		71,790	5,743,918
Vanguard Small-Cap ETF		65,371	4,117,719
Vanguard Total Bond Market ETF		152,979	12,115,937

Total Other			26,442,694

Total Exchange Traded Funds (Cost $53,125,261)			60,580,163

Exchange Traded Notes - 2.98%
Diversified - 2.98%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)		47,838	1,903,953

Total Exchange Traded Notes (Cost $1,912,788)			1,903,953

	7 Day Yield	Shares	Value
Short-Term Investment - 2.81%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.120%	1,788,839	1,788,839

Total Short-Term Investment (Cost $1,788,839)			1,788,839

Total Investments - 100.80% (Cost $56,826,888)			64,272,955
Liabilities in Excess of Other Assets - (0.80)%			(510,529)

Net Assets - 100.00%			$63,762,426

(1)	Non-income producing security.

statement of investments

Growth ETF Asset Allocation Portfolio

March 31, 2010 (Unaudited)

		Shares	Value
Exchange Traded Funds - 96.25%
iShares - 59.20%
Barclays Intermediate Credit Bond Fund		18,927	$1,968,787
Barclays TIPS Bond Fund		19,055	1,980,005
MSCI EAFE Index Fund		187,895	10,522,120
S&P 500 Index Fund		206,532	24,234,465

Total iShares			38,705,377

Other - 37.05%
Vanguard Emerging Markets ETF		93,574	3,946,952
Vanguard REIT ETF		66,667	3,254,683
Vanguard Short-Term Bond ETF		41,044	3,283,930
Vanguard Small-Cap ETF		92,980	5,856,810
Vanguard Total Bond Market ETF		99,550	7,884,360

Total Other			24,226,735

Total Exchange Traded Funds (Cost $54,257,060)			62,932,112

Exchange Traded Notes - 3.99%
Diversified - 3.99%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)		65,609	2,611,238

Total Exchange Traded Notes (Cost $2,623,371)			2,611,238

	7 Day Yield	Shares	Value
Short-Term Investment - 0.66%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.120%	432,798	432,798

Total Short-Term Investment (Cost $432,798)			432,798

Total Investments - 100.90% (Cost $57,313,229)			65,976,148
Liabilities in Excess of Other Assets - (0.90)%			(589,701)

Net Assets - 100.00%			$65,386,447

(1)	Non-income producing security.

statement of investments

Aggressive Growth ETF Asset Allocation Portfolio

March 31, 2010 (Unaudited)

		Shares	Value
Exchange Traded Funds - 94.61%
iShares - 58.81%
Barclays Intermediate Credit Bond Fund		2,003	$208,352
MSCI EAFE Index Fund		35,326	1,978,256
S&P 500 Index Fund		33,613	3,944,150

Total iShares			6,130,758

Other - 35.80%
Vanguard Emerging Markets ETF		17,296	729,545
Vanguard REIT ETF		12,674	618,745
Vanguard Small-Cap ETF		18,013	1,134,639
Vanguard Total Bond Market ETF		15,771	1,249,063

Total Other			3,731,992

Total Exchange Traded Funds (Cost $8,183,261)			9,862,750

Exchange Traded Notes - 4.96%
Diversified - 4.96%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)		12,991	517,042

Total Exchange Traded Notes (Cost $519,439)			517,042

	7 Day Yield	Shares	Value
Short-Term Investment - 0.53%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.120%	55,529	55,529

Total Short-Term Investment (Cost $55,529)			55,529

Total Investments - 100.10% (Cost $8,758,229)			10,435,321
Liabilities in Excess of Other Assets - (0.10)%			(10,778)

Net Assets - 100.00%			$10,424,543

(1)	Non-income producing security

Notes to Quarterly Statements of Investments

March 31, 2010 (Unaudited)

1. Significant Accounting and Operating Policies

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolios’ pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security. As of March 31, 2010, no securities were fair valued for any of the Portfolios.

The Portfolios have adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), issued in June 2009. The Portfolios follow the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Portfolios’ investments as of March 31, 2010.

	Conservative ETF Asset Allocation Portfolio Investments in Securities at Value	Income & Growth ETF Asset Allocation Portfolio Investments in Securities at Value
Valuation Inputs
Level 1 - Quoted Prices
Exchange Traded Funds	$15,964,190	$25,325,091
Exchange Traded Notes	348,250	820,040
Short-Term Investment	1,246,450	1,531,799

Level 2 - Other Significant Observable Inputs	—	—

Level 3 - Significant Unobservable Inputs	—	—

Total	$17,558,890	$27,676,930

	Balanced ETF Asset Allocation Portfolio Investments in Securities at Value	Growth ETF Asset Allocation Portfolio Investments in Securities at Value
Valuation Inputs
Level 1 - Quoted Prices
Exchange Traded Funds	$60,580,163	$62,932,112
Exchange Traded Notes	1,903,953	2,611,238
Short-Term Investment	1,788,839	432,798

Level 2 - Other Significant Observable Inputs	—	—

Level 3 - Significant Unobservable Inputs	—	—

Total	$64,272,955	$65,976,148

Aggressive Growth ETF Asset Allocation Portfolio Investments in Securities at Value
Valuation Inputs
Level 1 - Quoted Prices
Exchange Traded Funds	$9,862,750
Exchange Traded Notes	517,042
Short-Term Investment	55,529

Level 2 - Other Significant Observable Inputs	—

Level 3 - Significant Unobservable Inputs	—

Total	$10,435,321

For the three months ended March 31, 2010, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

In accordance with FASB the “Income Tax Statement” or “ASC 740-10-25” (formerly FIN 48), the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of ASC 740. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2007, December 31, 2008, and December 31, 2009 the Portfolios’ returns are still open to examination by the appropriate taxing authority.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolios by Subchapter M and the 1940 Act.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of March 31, 2010, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Conservative ETF Asset Allocation Portfolio	Income and Growth ETF Asset Allocation Portfolio	Balanced ETF Asset Allocation Portfolio	Growth ETF Asset Allocation Portfolio	Aggressive Growth ETF Asset Allocation Portfolio
Gross appreciation	$520,099	$1,374,402	$5,028,139	$8,000,923	$1,094,020
Gross depreciation (excess of tax cost over value)	(10,934)	(23,230)	(60,250)	(688,479)	(5,804)

Net unrealized appreciation	509,165	1,351,172	4,967,889	7,312,444	1,088,216

Cost of investments for income tax purposes	$17,049,725	$26,325,758	$59,305,066	$58,663,704	$9,347,105

Item 2 – Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter President (principal executive officer)

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter President (principal executive officer)

Date: May 28, 2010

By:	/s/ Jeremy O. May
Jeremy O. May Treasurer (principal financial officer)

Date: May 28, 2010